UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210

Gahanna, Ohio 43230

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street, B9

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-4100

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	96.1%
Automobiles & Components	2.4%
Harley-Davidson Inc.		976,976	$49,708,539
Beverages	5.2%
Molson Coors Brewing Co. - Class B		1,282,528	105,257,073
Chemicals	1.0%
Monsanto Co.		168,659	19,695,998
Commercial Services	0.3%
Ritchie Bros Auctioneers Inc.		239,247	7,160,663
Computers & Peripherals	3.4%
Apple Inc.		412,635	69,830,221
Diversified Financials	5.9%
S&P Global Inc.		459,128	77,776,283
TransUnion(a)		755,627	41,529,260
			119,305,543
Food Products	2.0%
Mondelez International Inc. - Class A		942,422	40,335,662
Health Care Equipment & Supplies	4.4%
Abbott Laboratories		910,996	51,990,542
Dentsply Sirona Inc.		573,828	37,775,097
			89,765,639
Household Products	2.8%
Kimberly Clark Corp.		478,780	57,769,595
Internet Software & Services	4.5%
eBay Inc.(a)		2,411,097	90,994,801
IT Services	5.9%
Accenture PLC - Class A		781,349	119,616,718
Media	12.5%
News Corp. - Class A		2,564,464	41,569,961
News Corp. - Class B		600,330	9,965,478
Time Warner Inc.		884,423	80,898,172
Twenty-First Century Fox Inc. - Class A		3,558,600	122,878,458
			255,312,069
Pharmaceuticals	18.4%
GlaxoSmithKline PLC		3,456,083	61,710,902
Johnson & Johnson		702,585	98,165,176
Merck & Co. Inc.		1,328,072	74,730,611
Novartis AG - REG		1,143,940	96,732,163
Zoetis Inc.		606,722	43,708,253
			375,047,105
Retail	2.1%
Chipotle Mexican Grill Inc.(a)		145,649	42,096,930

See notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Software	11.3%
Microsoft Corp.		1,424,677	$121,866,870
Oracle Corp.		2,288,088	108,180,801
			230,047,671
Tobacco	14.0%
Altria Group, Inc.		1,217,584	86,947,673
British American Tobacco PLC		1,430,756	96,934,479
Imperial Brands PLC		908,800	38,847,339
Philip Morris International, Inc.		582,706	61,562,889
			284,292,380
TOTAL COMMON STOCKS (Cost $1,527,176,131)			1,956,236,607
TOTAL INVESTMENTS (Cost $1,527,176,131)	96.1%		1,956,236,607
NET OTHER ASSETS (LIABILITIES)	3.9%		80,235,620
NET ASSETS	100.0%		$2,036,472,227

(a)    Non-income producing security.

Abbreviations:

REG – Registered

At December 31, 2017, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	81.3%
United Kingdom	9.7
Switzerland	4.7
Canada	0.4
TOTAL	96.1%

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware Statutory trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

3

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2017 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$1,956,236,607	$—	$—	$1,956,236,607
Total Investments	$1,956,236,607	$—	$—	$1,956,236,607

(1)    See investment industries in the Schedule of Investments.

As of December 31, 2017, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2017.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
IFP US Equity Fund	$1,532,501,141	$454,898,143	$(31,162,677)	$423,735,466

4

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.7%
Consumer Discretionary	6.6%
Kangwon Land, Inc.		5,673	$184,386
Las Vegas Sands Corp.		4,832	335,776
Naspers Ltd. - Class N		1,434	399,554
Zee Entertainment Enterprises Ltd.		32,319	294,569
			1,214,285
Consumer Staples	28.6%
Ambev S.A. - ADR		126,747	818,786
Amorepacific Corp.		918	260,729
Anheuser-Busch InBev S.A./N.V.		3,266	364,299
British American Tobacco Malaysia Bhd.		4,160	41,118
British American Tobacco PLC		2,738	183,544
CP ALL PCL - REG		159,563	376,998
Fomento Economico Mexicano S.A.B. de C.V. - ADR		6,001	563,494
Hanjaya Mandala Sampoerna Tbk PT		642,838	224,232
Heineken N.V.		5,360	558,697
ITC Ltd.		109,504	450,951
LG Household & Health Care Ltd.		242	268,289
President Chain Store Corp.		2,124	20,241
Thai Beverage PCL		247,378	170,238
Unilever N.V. - CVA		9,483	532,796
Wal-Mart de Mexico S.A.B. de C.V.		163,329	400,296
			5,234,708
Energy	2.3%
Ultrapar Participacoes S.A.		18,672	423,036
Financials	24.9%
Bank Central Asia Tbk PT		212,123	341,924
Bank Pekao S.A.		6,095	226,457
Bank Rakyat Indonesia Persero Tbk PT		725,558	194,251
BB Seguridade Participacoes S.A.		34,151	292,763
Credicorp Ltd.		1,105	229,210
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR		21,530	157,384
HDFC Bank Ltd.		32,351	948,889
Hong Kong Exchanges & Clearing Ltd.		9,290	283,755
Housing Development Finance Corp. Ltd.		29,017	776,595
Public Bank Bhd.		48,025	246,464
Remgro Ltd.		12,137	231,483
Samsung Fire & Marine Insurance Co. Ltd.		1,112	277,163
United Overseas Bank Ltd.		17,718	349,529
			4,555,867
Industrials	3.5%
Airports of Thailand PCL - REG		124,500	259,773

See notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
CCR S.A.		35,113	$170,554
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B		19,526	200,687
			631,014
Information Technology	20.5%
Alibaba Group Holding Ltd. - ADR(a)		5,782	996,990
Autohome, Inc. - ADR(a)		3,568	230,743
Cielo S.A.		54,961	388,089
HCL Technologies Ltd.		6,955	97,043
NetEase, Inc. - ADR		1,060	365,774
Taiwan Semiconductor Manufacturing Co. Ltd.		73,139	562,005
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		6,633	262,998
Tata Consultancy Services Ltd.		8,134	344,197
Tencent Holdings Ltd.		9,814	507,335
			3,755,174
Real Estate	1.6%
Link REIT		31,485	291,758
Telecommunication Services	4.5%
Bharti Infratel Ltd.		43,927	260,878
Telekomunikasi Indonesia Persero Tbk PT		1,749,294	569,339
			830,217
Utilities	3.2%
Equatorial Energia S.A.		4,606	91,056
Infraestructura Energetica Nova S.A.B. de C.V.		46,318	227,203
Power Grid Corp. of India Ltd.		87,729	274,859
			593,118
TOTAL COMMON STOCKS (Cost $13,916,671)			17,529,177
SHORT-TERM INVESTMENTS	4.4%
Northern Institutional
U.S. Government Select Portfolio, 1.13%		804,784	804,784
TOTAL SHORT-TERM INVESTMENTS (Cost $804,784)			804,784
TOTAL INVESTMENTS (Cost $14,721,455)	100.1%		18,333,961
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(22,926)
NET ASSETS	100.0%		$18,311,035

(a)    Non-income producing security.

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

At December 31, 2017, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATON BY COUNTRY	% OF NET ASSETS
India	18.8%
Brazil	11.9
China	11.5
Mexico	8.5
Indonesia	7.3
South Korea	5.4
Taiwan	4.6
Thailand	4.4
United Kingdom	3.9
South Africa	3.4
Hong Kong	3.1
Netherlands	3.1
Belgium	2.0
All other countries less than 2%	7.8
Total	95.7%

See notes to Schedule of Investments.

3

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	98.6%
Consumer Discretionary	20.9%
Amazon.com, Inc.(a)		1,003	$1,172,978
Industria de Diseno Textil S.A.		22,395	778,934
Naspers Ltd. - Class N		2,632	733,352
NIKE, Inc. - Class B		22,679	1,418,571
O’Reilly Automotive, Inc.(a)		2,222	534,480
Paddy Power Betfair PLC		11,121	1,319,337
Priceline Group (The), Inc.(a)		619	1,075,661
Starbucks Corp.		16,702	959,196
TJX (The) Cos., Inc.		13,388	1,023,647
Walt Disney (The) Co.		8,803	946,411
			9,962,567
Consumer Staples	25.0%
Alimentation Couche-Tard, Inc. - Class B		27,915	1,456,599
Altria Group, Inc.		9,976	712,386
Ambev S.A. - ADR		91,937	593,913
Anheuser-Busch InBev S.A./N.V.		7,687	857,430
British American Tobacco PLC		27,553	1,859,564
Casey’s General Stores, Inc.		5,309	594,290
Coca-Cola (The) Co.		9,795	449,395
Fomento Economico Mexicano S.A.B. de C.V. - ADR		5,393	506,403
Nestle S.A. - REG		11,148	957,971
Philip Morris International, Inc.		13,688	1,446,137
Reckitt Benckiser Group PLC		13,800	1,289,045
Unilever N.V. - CVA		21,062	1,183,355
			11,906,488
Financials	14.3%
AIB Group PLC		96,440	636,425
Berkshire Hathaway, Inc. - Class B(a)		6,906	1,368,907
HDFC Bank Ltd.		10,256	300,819
HDFC Bank Ltd. - ADR		16,053	1,632,109
Housing Development Finance Corp. Ltd.		49,418	1,322,597
M&T Bank Corp.		1,955	334,285
PNC Financial Services Group (The), Inc.		2,504	361,302
Wells Fargo & Co.		14,293	867,156
			6,823,600
Health Care	8.4%
Abbott Laboratories		12,361	705,442
Medtronic PLC		14,465	1,168,049
Roche Holding A.G. (Genusschein)		3,060	774,006
UnitedHealth Group, Inc.		6,212	1,369,498
			4,016,995

See notes to Schedule of Investments.

4

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Industrials	4.2%
Nielsen Holdings PLC		28,046	$1,020,874
RELX N.V.		42,703	981,694
			2,002,568
Information Technology	23.0%
Alibaba Group Holding Ltd. - ADR(a)		6,998	1,206,665
Alphabet, Inc. - Class C(a)		1,864	1,950,490
Facebook, Inc. - Class A(a)		4,676	825,127
Mastercard, Inc. - Class A		12,716	1,924,694
SAP S.E.		11,649	1,306,201
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		33,659	1,334,579
Tencent Holdings Ltd.		9,257	478,540
Visa, Inc. - Class A		17,192	1,960,232
			10,986,528
Materials	1.2%
Martin Marietta Materials, Inc.		2,702	597,250
Real Estate	1.6%
American Tower Corp.		5,200	741,884
TOTAL COMMON STOCKS (Cost $37,134,489)			47,037,880
SHORT-TERM INVESTMENTS	2.4%
Northern Institutional
U.S. Government Select Portfolio, 1.13%		1,114,460	1,114,460
TOTAL SHORT-TERM INVESTMENTS (Cost $1,114,460)			1,114,460
TOTAL INVESTMENTS (Cost $38,248,949)	101.0%		48,152,340
NET OTHER ASSETS (LIABILITIES)	(1.0%)		(463,190)
NET ASSETS	100.0%		$47,689,150

(a)    Non-income producing security.

At December 31, 2017, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATON BY COUNTRY	% OF NET ASSETS
United States	51.1%
United Kingdom	11.1
India	6.8
Ireland	6.6
Switzerland	3.6
China	3.5
Canada	3.1
Taiwan	2.8
Germany	2.7
All other countries less than 2%	7.3
Total	98.6%

See notes to Schedule of Investments.

5

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	95.5%
Consumer Discretionary	16.0%
Aptiv PLC		3,680	$312,174
Domino’s Pizza Group PLC		122,155	569,821
Industria de Diseno Textil S.A.		13,250	460,856
LVMH Moet Hennessy Louis Vuitton S.E.		1,433	420,944
Naspers Ltd. - Class N		2,048	570,633
Paddy Power Betfair PLC		7,380	875,524
Priceline Group (The), Inc.(a)		627	1,089,563
Shimano, Inc.		3,430	482,603
Sodexo S.A.		2,400	322,238
			5,104,356
Consumer Staples	28.6%
Alimentation Couche-Tard, Inc. - Class B		19,115	997,417
Ambev S.A. - ADR		68,459	442,245
Anheuser-Busch InBev S.A./N.V.		7,225	805,898
British American Tobacco PLC		20,702	1,397,187
Diageo PLC		16,249	594,686
Fomento Economico Mexicano S.A.B. de C.V. - ADR		3,708	348,181
L’Oreal S.A.		1,449	320,997
Nestle S.A. - REG		10,471	899,795
Philip Morris International, Inc.		9,178	969,656
Reckitt Benckiser Group PLC		10,677	997,328
Unicharm Corp.		11,610	301,801
Unilever N.V. - CVA		19,300	1,084,358
			9,159,549
Financials	10.8%
AIB Group PLC		103,029	679,906
HDFC Bank Ltd.		3,791	111,194
HDFC Bank Ltd. - ADR		11,864	1,206,213
Housing Development Finance Corp. Ltd.		40,532	1,084,777
UBS Group A.G. - REG(a)		19,467	357,691
			3,439,781
Health Care	5.5%
CSL Ltd.		2,794	307,512
Essilor International Cie Generale d’Optique S.A.		3,087	425,683
Grifols S.A.		15,731	459,988
Roche Holding A.G. (Genusschein)		2,274	575,193
			1,768,376
Industrials	9.9%
Aena SME S.A.		3,414	691,140
Canadian National Railway Co.		7,511	619,344
DCC PLC		5,009	504,717
RELX N.V.		29,092	668,792

See notes to Schedule of Investments.

6

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Rentokil Initial PLC		74,351	$318,097
Teleperformance		2,542	363,850
			3,165,940
Information Technology	20.8%
Accenture PLC - Class A		3,915	599,347
Alibaba Group Holding Ltd. - ADR(a)		5,921	1,020,958
Check Point Software Technologies Ltd.(a)		4,226	437,898
Constellation Software, Inc.		1,092	661,994
Keyence Corp.		564	314,918
Mastercard, Inc. - Class A		6,765	1,023,950
SAP S.E.		6,596	739,609
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		19,290	764,849
Tencent Holdings Ltd.		7,709	398,517
Visa, Inc. - Class A		6,073	692,443
			6,654,483
Materials	1.0%
HeidelbergCement A.G.		2,934	317,612
Real Estate	2.9%
Daito Trust Construction Co. Ltd.		2,663	542,455
Unibail-Rodamco S.E.		1,528	384,944
			927,399
TOTAL COMMON STOCKS (Cost $25,068,949)			30,537,496
SHORT-TERM INVESTMENTS	4.6%
Northern Institutional
U.S. Government Select Portfolio, 1.13%		1,465,098	1,465,098
TOTAL SHORT-TERM INVESTMENTS (Cost $1,465,098)			1,465,098
TOTAL INVESTMENTS (Cost $26,534,047)	100.1%		32,002,594
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(36,084)
NET ASSETS	100.0%		$31,966,510

(a)    Non-income producing security.

See notes to Schedule of Investments.

7

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

At December 31, 2017, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATON BY COUNTRY	% OF NET ASSETS
United Kingdom	18.6%
United States	11.8
Ireland	8.3
India	7.5
Canada	7.1
France	7.0
Switzerland	5.7
Japan	5.1
Spain	5.1
China	4.4
Germany	3.3
Belgium	2.5
Taiwan	2.4
All other countries less than 2%	6.7
Total	95.5%

See notes to Schedule of Investments.

8

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware statutory trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel Global Equity Institutional Fund, and Vontobel International Equity Institutional Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, and January 2, 2015, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit

9

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2017 in valuing each Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Emerging Markets Equity Institutional Fund
Common Stocks
Consumer Discretionary	$335,776	$878,509	$—	$1,214,285
Consumer Staples	1,782,576	3,452,132	—	5,234,708
Energy	—	423,036	—	423,036
Financials	386,594	4,169,273	—	4,555,867
Industrials	200,687	430,327	—	631,014
Information Technology	1,856,505	1,898,669	—	3,755,174
Real Estate	—	291,758	—	291,758
Telecommunications Services	—	830,217	—	830,217
Utilities	227,203	365,915	—	593,118
Short-Term Investments	804,784	—	—	804,784
Total Investments	$5,594,125	$12,739,836	$—	$18,333,961
Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	7,130,944	$2,831,623	$—	$9,962,567
Consumer Staples	5,759,123	6,147,365	—	11,906,488
Financials	5,200,184	1,623,416	—	6,823,600
Health Care	3,242,989	774,006	—	4,016,995
Industrials	1,020,874	981,694	—	2,002,568
Information Technology	9,201,787	1,784,741	—	10,986,528
Materials	597,250	—	—	597,250
Real Estate	741,884	—	—	741,884
Short-Term Investments	1,114,460	—	—	1,114,460
Total Investments	$34,009,495	$14,142,845	$—	$48,152,340

10

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$1,401,737	$3,702,619	$—	$5,104,356
Consumer Staples	2,757,499	6,402,050	—	9,159,549
Financials	1,886,119	1,553,662	—	3,439,781
Health Care	—	1,768,376	—	1,768,376
Industrials	619,344	2,546,596	—	3,165,940
Information Technology	5,201,439	1,453,044	—	6,654,483
Materials	—	317,612	—	317,612
Real Estate	—	927,399	—	927,399
Short-Term Investments	1,465,098	—	—	1,465,098
Total Investments	$13,331,236	$18,671,358	$—	$32,002,594

11

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

As of December 31, 2017, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. At December 31, 2017, the Funds had transfers as follows:

Transfers from Level 1 to Level 2

Portfolio	Value	Reason
Global Emerging Markets Equity Institutional Fund
Common Stocks
Consumer Discretionary	$878,509	Foreign equity adjustment was applied in current period.
Consumer Staples	3,075,134	Foreign equity adjustment was applied in current period.
Energy	423,036	Foreign equity adjustment was applied in current period.
Financials	3,975,022	Foreign equity adjustment was applied in current period.
Industrials	170,554	Foreign equity adjustment was applied in current period.
Information Technology	1,801,626	Foreign equity adjustment was applied in current period.
Real Estate	291,758	Foreign equity adjustment was applied in current period.
Telecommunication Services	569,339	Foreign equity adjustment was applied in current period.
Utilities	365,915	Foreign equity adjustment was applied in current period.

Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,831,623	Foreign equity adjustment was applied in current period.
Consumer Staples	6,147,365	Foreign equity adjustment was applied in current period.
Financials	1,623,416	Foreign equity adjustment was applied in current period.
Health Care	774,006	Foreign equity adjustment was applied in current period.
Industrials	981,694	Foreign equity adjustment was applied in current period.
Information Technology	1,784,741	Foreign equity adjustment was applied in current period.

International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$3,702,619	Foreign equity adjustment was applied in current period.
Consumer Staples	6,402,050	Foreign equity adjustment was applied in current period.
Financials	1,553,662	Foreign equity adjustment was applied in current period.
Health Care	1,768,376	Foreign equity adjustment was applied in current period.
Industrials	2,228,499	Foreign equity adjustment was applied in current period.
Information Technology	1,453,044	Foreign equity adjustment was applied in current period.
Real Estate	542,455	Foreign equity adjustment was applied in current period.

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

12

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of December 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Emerging Markets Equity Institutional Fund	$15,181,641	$3,316,051	$(163,732)	$3,152,319
Global Equity Institutional Fund	38,740,242	9,650,461	(238,360)	9,412,101
International Equity Institutional Fund	26,848,001	5,346,009	(191,416)	5,154,593

13

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.3%
China	29.0%
AAC Technologies Holdings, Inc.		626,675	$11,145,103
Anhui Conch Cement Co. Ltd. - Class H		1,508,133	7,092,542
Beijing Capital International Airport Co. Ltd. - Class H		9,414,106	14,160,632
China Life Insurance Co. Ltd. - Class H		2,318,000	7,236,187
China Merchants Bank Co. Ltd. - Class H		2,604,905	10,365,948
JD.com, Inc. - ADR(a)		134,515	5,571,611
Ping An Insurance Group Co. of China Ltd. - Class H		766,500	7,977,877
Tencent Holdings Ltd.		468,500	24,219,099
Weibo Corp. - ADR(a)		192,724	19,939,225
			107,708,224
Hong Kong	7.8%
CK Hutchison Holdings Ltd.		754,116	9,467,916
Sands China Ltd.		2,285,158	11,761,422
Sun Hung Kai Properties Ltd.		464,000	7,729,237
			28,958,575
India	12.3%
Asian Paints Ltd.		506,650	9,194,968
Emami Ltd.		506,860	10,553,543
GAIL India Ltd.		817,665	6,383,461
ICICI Bank Ltd. - ADR		780,152	7,590,879
Ramco Systems Ltd.(a)		579,330	4,788,727
Vedanta Ltd.		1,400,313	7,217,910
			45,729,488
Indonesia	7.6%
AKR Corporindo Tbk PT		19,363,977	9,052,622
Gudang Garam Tbk PT		1,966,337	12,145,202
Indofood CBP Sukses Makmur Tbk PT		10,541,896	6,909,506
			28,107,330
Italy	2.6%
PRADA S.p.A.		2,657,300	9,626,691
Malaysia	5.7%
CIMB Group Holdings Bhd.		4,073,400	6,582,768
Genting Malaysia Bhd.		7,490,228	10,417,288
Hong Leong Bank Bhd.		942,508	3,967,869
			20,967,925
South Korea	12.6%
Hana Financial Group, Inc.		152,864	7,112,742
Hanssem Co. Ltd.		54,567	9,175,036
Hyosung Corp.		38,497	5,020,185
ING Life Insurance Korea Ltd.(b)		111,017	5,521,912
KB Financial Group, Inc.		114,678	6,780,358

See Notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST

JOHCM ASIA EX-JAPAN EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
POSCO		24,554	$7,624,043
Woori Bank		379,720	5,583,672
			46,817,948
Taiwan	15.5%
Elite Material Co. Ltd.		1,206,200	4,111,499
Largan Precision Co. Ltd.		116,000	15,622,037
Makalot Industrial Co. Ltd.		1,239,065	5,195,597
Nien Made Enterprise Co. Ltd.		793,601	8,479,616
Taiwan Paiho Ltd.		1,817,787	7,389,991
Taiwan Semiconductor Manufacturing Co. Ltd.		2,174,000	16,705,156
			57,503,896
Thailand	2.6%
Thai Beverage PCL		14,146,330	9,735,059
United Kingdom	1.6%
HSBC Holdings PLC		591,200	6,039,397
TOTAL COMMON STOCKS (Cost $288,757,056)			361,194,533
TOTAL INVESTMENTS (Cost $288,757,056)	97.3%		361,194,533
NET OTHER ASSETS (LIABILITIES)	2.7%		9,879,062
NET ASSETS	100.0%		$371,073,595

(a)    Non-income producing security.

(b)    Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

At December 31, 2017 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	18.2%
Consumer Staples	10.6
Financials	20.2
Industrials	8.8
Information Technology	26.0
Materials	9.7
Real Estate	2.1
Utilities	1.7
Total	97.3%

See Notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.0%
Brazil	2.0%
BRF S.A.(a)		108,507	$1,221,325
BRF S.A. - ADR(a)		589,815	6,641,317
			7,862,642
China	13.4%
Alibaba Group Holding Ltd. - ADR(a)		41,014	7,072,044
China Petroleum & Chemical Corp. - ADR		45,300	3,323,661
China Petroleum & Chemical Corp. - Class H		3,847,757	2,819,297
ENN Energy Holdings Ltd.		1,158,720	8,221,019
Hengan International Group Co. Ltd.		1,318,456	14,634,063
Lenovo Group Ltd.		4,598,655	2,595,488
PICC Property & Casualty Co. Ltd. - Class H		2,201,842	4,223,769
Tingyi Cayman Islands Holding Corp.		3,090,370	6,006,847
Xinyi Solar Holdings Ltd.		10,353,513	3,998,521
			52,894,709
Czech Republic	0.9%
Komercni Banka A.S.		85,813	3,683,171
Hong Kong	8.2%
China Mobile Ltd.		596,263	6,035,520
China Mobile Ltd. - ADR		203,918	10,306,016
China Overseas Land & Investment Ltd.		2,358,820	7,592,011
China Resources Land Ltd.		1,109,963	3,259,850
Haier Electronics Group Co. Ltd.(a)		1,819,869	4,983,740
			32,177,137
India	16.9%
Apollo Tyres Ltd.		1,938,132	8,120,552
Axis Bank Ltd.		736,000	6,501,918
Container Corp. Of India Ltd.		187,683	4,049,443
HDFC Bank Ltd. - ADR		31,466	3,199,148
ICICI Bank Ltd. - ADR		1,153,988	11,228,303
Info Edge India Ltd.		168,918	3,683,606
ITC Ltd.		1,316,349	5,420,884
Reliance Industries Ltd.		743,378	10,724,379
Reliance Industries Ltd. - GDR(b)		54,199	1,546,139
Tata Motors Ltd. - ADR(a)		128,109	4,236,565
Yes Bank Ltd.		1,564,950	7,713,685
			66,424,622
Jersey	2.4%
Randgold Resources Ltd.		96,561	9,579,443
Mexico	3.3%
Megacable Holdings S.A.B. de C.V. - CPO		1,168,528	4,754,936
Wal-Mart de Mexico S.A.B. de C.V.		3,361,889	8,239,513
			12,994,449

See Notes to Schedule of Investments.

3

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Russia	5.3%
Lenta Ltd. - REG - GDR(a)		368,189	$2,142,283
Magnit PJSC - REG - GDR		114,720	3,137,755
MMC Norilsk Nickel PJSC - ADR (London International Exchange)		333,336	6,220,224
MMC Norilsk Nickel PJSC - ADR (OTC U.S. Exchange)		9,533	180,269
Sberbank of Russia PJSC - ADR (London International Exchange)		501,487	8,488,129
Sberbank of Russia PJSC - ADR (OTC U.S. Exchange)		36,418	620,199
			20,788,859
South Africa	7.1%
Naspers Ltd. - Class N		99,485	27,719,443
South Korea	19.6%
Com2uS Corp.		37,861	4,805,867
Hyundai Motor Co.		13,503	1,967,182
LG Household & Health Care Ltd.		6,516	7,223,858
NAVER Corp.		7,329	5,950,636
S-1 Corp.		58,728	5,872,583
Samsung Electronics Co. Ltd.		12,001	28,512,271
Samsung Electronics Co. Ltd. - GDR		7,172	8,582,811
SK Hynix, Inc.		157,383	11,112,615
Youngone Corp.		109,386	3,219,840
			77,247,663
Taiwan	14.9%
Cathay Financial Holding Co. Ltd.		5,428,970	9,734,339
Cleanaway Co. Ltd.		370,000	2,173,634
Fubon Financial Holding Co. Ltd.		3,815,500	6,491,443
Hon Hai Precision Industry Co. Ltd.		3,262,388	10,392,210
MediaTek, Inc.		435,832	4,296,411
Mega Financial Holding Co. Ltd.		3,811,719	3,081,105
Primax Electronics Ltd.		1,531,257	4,054,794
Shin Kong Financial Holding Co. Ltd.		14,887,620	5,246,645
Taiwan Semiconductor Manufacturing Co. Ltd.		804,000	6,177,988
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		42,447	1,683,024
Tong Yang Industry Co. Ltd.		2,635,000	5,093,147
			58,424,740
TOTAL COMMON STOCKS (Cost $307,482,092)			369,796,878
EQUITY-LINKED SECURITIES	1.0%
India	1.0%
ITC Ltd., Issued by Merrill Lynch Intl. & Co.,
Maturity Date 5/22/18(b)		531,810	2,190,057
Reliance Industries Ltd., Issued by Merrill Lynch Intl. &
Co., Maturity Date 5/29/18(b)		61,132	881,924
Reliance Industries Ltd., Issued by Merrill Lynch Intl. &
Co., Maturity Date 9/27/18(b)		61,132	881,924
			3,953,905
TOTAL EQUITY-LINKED SECURITIES (Cost $3,011,765)			3,953,905

See Notes to Schedule of Investments.

4

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.4%
South Korea	1.4%
Hyundai Motor Co. - REG - GDR, 2.03%(c)		1,001	$43,904
Hyundai Motor Co. Ltd., 4.41%(c)		63,071	5,521,212
			5,565,116
TOTAL PREFERRED STOCKS (Cost $5,963,046)			5,565,116
TOTAL INVESTMENTS (Cost $316,456,903)	96.4%		379,315,899
NET OTHER ASSETS (LIABILITIES)	3.6%		14,079,157
NET ASSETS	100.0%		$393,395,056

(a)    Non-income producing security.

(b)    Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)    Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

CPO – Certificados de Partcipatión Ordinario

GDR – Global Depositary Receipt

REG – Registered

At December 31, 2017 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	16.7%
Consumer Staples	14.4
Energy	5.1
Financials	17.8
Industrials	3.1
Information Technology	26.2
Materials	4.1
Real Estate	2.8
Telecommunication Services	4.1
Utilities	2.1
Total	96.4%

See Notes to Schedule of Investments.

5

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.8%
Argentina	0.3%
Empresa Distribuidora Y Comercializadora Norte - ADR(a)		503	$24,999
Australia	1.1%
Orocobre Ltd.(a)		16,921	91,404
Austria	1.0%
Vienna Insurance Group A.G. Wiener Versicherung Gruppe		2,624	81,038
Bermuda	0.8%
Central European Media Enterprises Ltd. - Class A(a)		13,994	65,072
Brazil	4.6%
Alliar Medicos A Frente S.A.(a)		2,896	12,915
Arezzo Industria e Comercio S.A.		4,000	65,619
B2W Cia Digital(a)		5,328	32,731
BK Brasil Operacao e Assessoria a Restaurantes S.A.(a)		3,600	18,993
Embraer S.A. - ADR		996	23,834
International Meal Co. Alimentacao S.A.(a)		24,103	62,711
Lojas Renner S.A.		3,920	41,797
Magazine Luiza S.A.		3,400	81,949
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		7,292	40,677
			381,226
Canada	1.1%
Gran Tierra Energy, Inc.(a)		15,176	40,975
Guyana Goldfields, Inc.(a)		12,258	49,539
			90,514
Chile	1.2%
SONDA S.A.		33,448	66,526
Vina Concha y Toro S.A.		19,291	36,507
			103,033
China	11.3%
China Conch Venture Holdings Ltd.		24,000	55,515
China Lodging Group Ltd. - ADS		902	130,276
Haitian International Holdings Ltd.		15,000	45,111
Hua Hong Semiconductor Ltd.(b)		43,000	90,999
Kingdee International Software Group Co. Ltd.(a)		130,000	72,927
Maanshan Iron & Steel Co. Ltd. - Class H(a)		212,000	99,719
Minth Group Ltd.		20,000	120,354
Shanghai Jin Jiang International Hotels Group Co. Ltd. - Class H		112,000	38,958
Silergy Corp.		4,613	105,443
Sinotrans Ltd. - Class H		102,000	49,930
Sunny Optical Technology Group Co. Ltd.		3,797	48,098
Uni-President China Holdings Ltd.		88,000	73,573
			930,903
Egypt	0.4%
ElSewedy Electric Co.		4,271	35,895

See Notes to Schedule of Investments.

6

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Greece	0.9%
Eurobank Ergasias S.A.(a)		48,204	$49,144
FF Group(a)		1,204	27,390
			76,534
Hong Kong	6.6%
China Jinmao Holdings Group Ltd.		76,000	33,342
China Water Affairs Group Ltd.		32,000	28,982
CIMC Enric Holdings Ltd.(a)		28,000	23,516
Kingboard Chemical Holdings Ltd.		14,500	78,243
Lee & Man Paper Manufacturing Ltd.		62,129	73,462
Singamas Container Holdings Ltd.		260,000	53,212
SITC International Holdings Co. Ltd.		79,000	78,066
SSY Group Ltd.		194,333	119,490
United Laboratories International Holdings (The) Ltd.(a)		68,000	55,267
			543,580
Hungary	1.0%
Richter Gedeon Nyrt.		1,464	38,330
Waberer’s International Nyrt.(a)		2,534	46,049
			84,379
India	6.0%
Endurance Technologies Ltd.(b)		7,609	162,535
Jindal Steel & Power Ltd.(a)		49,500	158,974
KEC International Ltd.		13,588	81,301
LIC Housing Finance Ltd.		4,609	40,610
WNS Holdings Ltd. - ADR(a)		1,289	51,728
			495,148
Indonesia	1.8%
Bank CIMB Niaga Tbk PT(a)		674,800	66,814
Bank Tabungan Negara Persero Tbk PT		297,139	78,181
			144,995
Italy	0.7%
Maire Tecnimont S.p.A.		10,701	55,280
Malaysia	1.6%
Serba Dinamik Holdings Bhd		115,000	92,016
Top Glove Corp. Bhd.		21,400	42,425
			134,441
Mexico	0.7%
Alsea SAB de CV		11,788	38,591
Grupo Lala S.A.B. de C.V.		13,262	18,622
			57,213
Norway	0.6%
B2Holding ASA		20,666	52,563
Philippines	1.1%
Bloomberry Resorts Corp.(a)		406,757	89,009

See Notes to Schedule of Investments.

7

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Poland	3.8%
Bank Millennium S.A.(a)		43,761	$112,379
Dino Polska S.A.(a)(b)		4,234	95,742
Energa S.A.		19,350	70,601
Eurocash S.A.		2,119	16,066
getBACK S.A.(a)		3,751	19,808
			314,596
Russia	1.1%
Globaltrans Investment PLC - REG - GDR		10,038	94,259
South Africa	2.8%
Astral Foods Ltd.		8,410	182,053
Barloworld Ltd.		3,847	49,524
			231,577
South Korea	12.9%
Cheil Worldwide, Inc.		2,063	40,838
Doosan Corp.		555	58,607
Douzone Bizon Co. Ltd.		2,677	83,139
Hana Tour Service, Inc.		1,007	96,705
Hotel Shilla Co. Ltd.		1,330	105,284
Jusung Engineering Co. Ltd.(a)		1,851	23,469
Mando Corp.		395	113,543
Nasmedia Co. Ltd.		1,733	120,488
SFA Engineering Corp.		1,996	72,013
Shinsegae, Inc.		287	80,292
SK Materials Co. Ltd.		486	81,680
SKCKOLONPI, Inc.		1,287	56,638
Tokai Carbon Korea Co. Ltd.		1,017	72,835
WONIK IPS Co. Ltd.(a)		1,814	56,348
			1,061,879
Switzerland	1.0%
Wizz Air Holdings PLC(a)(b)		1,675	82,857
Taiwan	16.7%
Airtac International Group		6,268	112,398
ASMedia Technology, Inc.		4,000	48,700
Chroma ATE, Inc.		20,000	108,755
E Ink Holdings, Inc.		65,000	104,579
Epistar Corp.(a)		26,000	39,294
Foxsemicon Integrated Technology, Inc.		7,450	52,116
Global PMX Co. Ltd.		8,000	44,300
Gourmet Master Co. Ltd.		7,240	105,663
Himax Technologies, Inc. - ADR		2,687	27,999
Hiwin Technologies Corp.		12,240	131,852
Kingpak Technology, Inc.		6,000	55,809
King’s Town Bank Co. Ltd.		87,000	108,875
KS Terminals, Inc.		20,000	42,593

See Notes to Schedule of Investments.

8

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Merry Electronics Co. Ltd.		11,000	$71,662
Microelectronics Technology, Inc.		30,000	30,196
Nanya Technology Corp.		26,000	66,186
Parade Technologies Ltd.		4,540	89,408
St. Shine Optical Co. Ltd.		3,190	104,976
Taimide Tech, Inc.		11,979	33,784
			1,379,145
Thailand	4.4%
Carabao Group PCL - REG		18,403	45,598
Kiatnakin Bank PCL - REG		34,300	83,408
Origin Property PCL - REG		82,300	48,739
Srisawad Corp. PCL - REG		20,200	40,443
Star Petroleum Refining PCL(b)		92,100	48,309
Workpoint Entertainment PCL - REG		36,200	93,582
			360,079
Turkey	0.5%
Arcelik A.S.		7,585	43,038
United Kingdom	0.5%
Tullow Oil PLC(a)		14,953	41,666
United States	3.7%
Bizlink Holding, Inc.		10,000	93,477
Nexteer Automotive Group Ltd.(a)		57,000	135,564
Universal Display Corp.		443	76,484
			305,525
Uruguay	0.6%
Biotoscana Investments S.A. BDR(a)		7,500	46,456
TOTAL COMMON STOCKS (Cost $6,121,887)			7,498,303
EQUITY-LINKED SECURITIES	7.3%
China	0.4%
Huangshan Tourism Development Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 11/6/20(b)		15,111	33,073
India	6.9%
Adani Transmission Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/24/20(a)(b)		16,947	59,495
Jamna Auto Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/17/21(b)		59,875	75,609
KEC International Ltd., Issued by Deutsche Bank AG London., Maturity Date 5/21/18(b)		10,884	65,122
PVR Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/19/20(b)		3,790	83,557
V.I.P. Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/17/19(b)		27,705	152,188
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20(b)		12,829	131,815
			567,786
TOTAL EQUITY-LINKED SECURITIES (Cost $337,471)			600,859

See Notes to Schedule of Investments.

9

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.0%
Brazil	1.0%
Metalurgica Gerdau S.A., 0.33%(c)		44,700	$77,710
TOTAL PREFERRED STOCKS (Cost $78,943)			77,710
WARRANTS	0.0%
Thailand	0.0%
Origin Property PCL, Issued by Old Republic International Corp., Maturity Date 9/30/20(a)		13,475	1,935
TOTAL WARRANTS (Cost $—)			1,935
TOTAL INVESTMENTS
(Cost $6,538,301)	99.1%		8,178,807
NET OTHER ASSETS (LIABILITIES)	0.9%		75,857
NET ASSETS	100.0%		$8,254,664

(a)    Non-income producing security.

(b)    Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)    Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

ADS – American Depositary Share

BDR – Brazilian Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

At December 31, 2017 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	27.9%
Consumer Staples	5.7
Energy	2.7
Financials	8.9
Health Care	5.1
Industrials	17.6
Information Technology	19.3
Materials	8.7
Real Estate	1.0
Utilities	2.2
Total	99.1%

See Notes to Schedule of Investments.

10

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.8%
Australia	6.6%
BHP Billiton PLC		627,751	$12,849,242
Newcrest Mining Ltd.		594,108	10,555,976
South32 Ltd.		4,821,687	13,109,556
			36,514,774
Brazil	2.0%
B3 S.A. - Brasil Bolsa Balcao(a)		1,591,089	10,906,774
Canada	2.4%
First Quantum Minerals Ltd.		924,842	12,956,617
China	3.1%
Alibaba Group Holding Ltd. - ADR(a)		59,178	10,204,063
Momo, Inc. - ADR(a)		270,911	6,631,901
			16,835,964
France	2.2%
TOTAL S.A.		218,946	12,080,418
Germany	6.6%
Infineon Technologies A.G.		445,223	12,160,063
SAP S.E.		107,949	12,104,312
Siemens A.G. - REG		86,813	12,045,226
			36,309,601
Hong Kong	2.3%
Hong Kong Exchanges & Clearing Ltd.		408,788	12,486,063
Ireland	2.2%
Accenture PLC - Class A		79,557	12,179,381
Japan	14.4%
Kao Corp.		177,666	12,016,935
Mitsui & Co. Ltd.		699,745	11,364,427
Nippon Telegraph & Telephone Corp.		228,160	10,736,198
NTT DOCOMO, Inc.		455,600	10,762,089
PeptiDream, Inc.(a)		324,834	11,111,357
Renesas Electronics Corp.(a)		960,339	11,116,105
SBI Holdings, Inc.		581,164	12,131,511
			79,238,622
New Zealand	1.9%
a2 Milk Co. Ltd.(a)		1,829,428	10,520,305
South Korea	2.1%
NAVER Corp.		14,034	11,394,627
United Kingdom	4.4%
IHS Markit Ltd.(a)		262,710	11,861,357
Rio Tinto PLC		231,798	12,233,631
			24,094,988
United States	40.6%
Alcoa Corp.(a)		275,566	14,844,740
Alphabet, Inc. - Class C(a)		12,093	12,654,115

See Notes to Schedule of Investments.

11

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Cboe Global Markets, Inc.		100,783	$12,556,554
Citrix Systems, Inc.(a)		143,019	12,585,672
CME Group, Inc.		84,751	12,377,884
E*TRADE Financial Corp.(a)		275,593	13,661,145
Facebook, Inc. - Class A(a)		65,060	11,480,488
Freeport-McMoRan, Inc.(a)		759,944	14,408,538
Intercontinental Exchange, Inc.		179,751	12,683,231
Intuit, Inc.		76,458	12,063,543
Lazard Ltd. - Class A		232,777	12,220,793
Micron Technology, Inc.(a)		276,870	11,384,894
Microsoft Corp.		142,521	12,191,246
Nasdaq, Inc.		152,041	11,681,310
NextEra Energy, Inc.		74,037	11,563,839
Oracle Corp.		243,595	11,517,172
Raymond James Financial, Inc.		131,918	11,780,277
TD Ameritrade Holding Corp.		226,356	11,573,582
			223,229,023
TOTAL COMMON STOCKS (Cost $373,080,797)			498,747,157
TOTAL INVESTMENTS (Cost $373,080,797)	90.8%		498,747,157
NET OTHER ASSETS (LIABILITIES)	9.2%		50,659,311
NET ASSETS	100.0%		$549,406,468

(a)    Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At December 31, 2017 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Staples	4.1%
Energy	2.2
Financials	24.4
Health Care	2.0
Industrials	6.4
Information Technology	29.1
Materials	16.6
Telecommunication Services	3.9
Utilities	2.1
Total	90.8%

See Notes to Schedule of Investments.

12

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	46.9%
Advertising	1.5%
Omnicom Group, Inc.		5,670	$412,946
Agriculture	0.6%
Philip Morris International, Inc.		1,489	157,313
Auto Manufacturers	1.7%
Daimler A.G. - REG		5,450	462,774
Banks	2.4%
BB&T Corp.		4,484	222,945
Intesa Sanpaolo S.p.A.		134,306	445,431
			668,376
Beverages	1.0%
Diageo PLC		7,121	260,617
Building Materials	3.2%
Cie de Saint-Gobain		5,406	297,523
HeidelbergCement A.G.		3,401	368,166
Italmobiliare S.p.A.		7,001	200,319
			866,008
Chemicals	0.5%
Praxair, Inc.		970	150,040
Commercial Services	2.0%
H&R Block, Inc.		8,470	222,083
ISS A/S		8,515	328,466
			550,549
Cosmetics/Personal Care	1.0%
Colgate-Palmolive Co.		3,500	264,075
Diversified Financial Services	0.8%
Azimut Holding S.p.A.		12,009	229,719
Energy-Alternate Sources	0.6%
TransAlta Renewables, Inc.		14,286	152,179
Food	3.8%
Danone S.A.		4,398	368,718
Nestle S.A. - REG		5,423	466,010
Sligro Food Group N.V.		4,478	214,096
			1,048,824
Home Builders	2.0%
Berkeley Group Holdings (The) PLC		3,038	172,030
Sekisui House Ltd.		21,100	380,753
			552,783
Insurance	1.4%
Allianz S.E. - REG		1,644	376,499
Investment Companies	3.5%
Asian Pay Television Trust		411,100	181,310
Groupe Bruxelles Lambert S.A.		2,225	239,960

See Notes to Schedule of Investments.

13

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Investor AB - Class B		6,559	$298,289
Pargesa Holding S.A. - Bearer		2,783	241,105
			960,664
Lodging	0.6%
Mandarin Oriental International Ltd.		76,700	154,917
Machinery-Diversified	0.7%
Flowserve Corp.		4,705	198,222
Mining	1.6%
Agnico Eagle Mines Ltd.		1,913	88,342
Franco-Nevada Corp.		1,097	87,673
Fresnillo PLC		4,662	90,009
Goldcorp, Inc.		6,827	87,062
Royal Gold, Inc.		989	81,217
			434,303
Miscellaneous Manufacturing	0.3%
3M Co.		396	93,206
Oil & Gas	4.5%
ConocoPhillips		4,259	233,776
Phillips 66		2,254	227,992
Royal Dutch Shell PLC - Class B		13,805	465,600
TOTAL S.A.		5,452	300,816
			1,228,184
Packing & Containers	0.3%
Mayr Melnhof Karton A.G.		568	83,485
Pharmaceuticals	2.5%
GlaxoSmithKline PLC		17,491	309,378
Sanofi		4,474	385,227
			694,605
Real Estate	4.1%
Hang Lung Properties Ltd.		180,000	439,262
Hongkong Land Holdings Ltd.		33,200	233,458
Hopewell Holdings Ltd.		64,500	237,874
Hysan Development Co. Ltd.		41,000	217,619
			1,128,213
Real Estate Investment Trusts	3.6%
Frasers Commercial Trust		212,000	236,096
JBG SMITH Properties		11,103	385,607
Weyerhaeuser Co.		10,240	361,062
			982,765
Software	2.2%
Microsoft Corp.		3,381	289,211
Oracle Corp.		6,858	324,246
			613,457

See Notes to Schedule of Investments.

14

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Telecommunications	0.5%
KDDI Corp.		5,800	$144,405
TOTAL COMMON STOCKS (Cost $12,787,591)			12,869,128

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	22.3%
Banks	1.0%
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 3.42%)(a)
6.30%, 05/15/24		$250,000	267,812
Commercial Services	2.7%
Service Corp. International
4.63%, 12/15/27		250,000	253,655
Sotheby’s(b)
4.88%, 12/15/25		500,000	491,875
			745,530
Distribution/Wholesale	1.9%
Performance Food Group, Inc.(b)
5.50%, 06/01/24		500,000	516,250
Food	0.9%
Ingles Markets, Inc.
5.75%, 06/15/23		250,000	252,500
Healthcare-Services	5.8%
DaVita, Inc.
5.13%, 07/15/24		250,000	252,500
Fresenius Medical Care US Finance II, Inc.(b)
4.13%, 10/15/20		300,000	309,000
HCA, Inc.,
6.50%, 02/15/20		250,000	265,000
5.88%, 05/01/23		250,000	266,875
LifePoint Health, Inc.
5.38%, 05/01/24		500,000	490,000
			1,583,375
Household Products/Wares	1.9%
ACCO Brands Corp.(b)
5.25%, 12/15/24		250,000	256,875
Spectrum Brands, Inc.
5.75%, 07/15/25		250,000	263,125
			520,000
Leisure Time	1.8%
Vista Outdoor, Inc.
5.88%, 10/01/23		500,000	480,000
Media	2.7%
CCO Holdings LLC,
5.25%, 03/15/21		250,000	254,219
5.13%, 05/01/27(b)		500,000	492,500
			746,719

See Notes to Schedule of Investments.

15

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Packing & Containers	0.9%
Plastipak Holdings, Inc.(b)
6.25%, 10/15/25		$250,000	$255,625
Pipelines	1.8%
DCP Midstream LP(a)
7.38%, 12/15/22		500,000	496,000
Real Estate Investment Trusts	0.9%
Iron Mountain US Holdings, Inc.(b)
5.38%, 06/01/26		250,000	256,875
TOTAL CORPORATE BONDS (Cost $6,166,834)			6,120,686

EXCHANGE TRADED FUNDS	2.0%
SPDR Gold Shares		4,466	552,221
TOTAL EXCHANGE TRADED FUNDS (Cost $541,093)			552,221

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	12.4%
Banks	4.1%
Credit Agricole S.A.(a)
7.88%, 01/23/24		500,000	566,853
UBS Group A.G.(a)
6.88%, 08/07/25		500,000	554,533
			1,121,386
Media	1.9%
Virgin Media Secured Finance PLC
5.25%, 01/15/21		500,000	526,875
Oil & Gas	1.9%
Precision Drilling Corp.(b)
7.13%, 01/15/26		500,000	510,000
Packing & Containers	1.8%
OI European Group B.V.(b)
4.00%, 03/15/23		500,000	500,675
Pharmaceuticals	2.7%
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 07/19/19		500,000	485,889
Valeant Pharmaceuticals International, Inc.(b)
9.00%, 12/15/25		250,000	260,550
			746,439
TOTAL FOREIGN ISSUER BONDS (Cost $3,395,344)			3,405,375
U.S. TREASURY OBLIGATIONS	11.2%
U.S. Treasury Bills	3.7%
1.57%, 11/08/18		507,300	499,939
1.63%, 12/06/18		506,100	498,057
			997,996

See Notes to Schedule of Investments.

16

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Notes	7.5%
1.75%, 11/30/19		$1,260,300	$1,257,149
1.88%, 12/31/19		800,000	799,751
			2,056,900
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,056,867)			3,054,896

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	9.0%
Northern Institutional Treasury Portfolio1.12%		2,466,495	2,466,495
TOTAL SHORT-TERM INVESTMENTS (Cost $2,466,495)			2,466,495
TOTAL INVESTMENTS (Cost $28,414,224)	103.8%		28,468,801
NET OTHER ASSETS (LIABILITIES)	(3.8%)		(1,030,981)
NET ASSETS	100.0%		$27,437,820

(a)    Variable rate security. The rate presented is the rate in effect at December 31, 2017, and the related index and spread are s1hown parenthetically for each security.

(b)    Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

REG – Registered

See Notes to Schedule of Investments.

17

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

At December 31, 2017, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	48.7%
France	7.0
Netherlands	6.1
Hong Kong	4.7
United Kingdom	4.6
Switzerland	4.6
Germany	4.5
Canada	4.3
Italy	3.1
Japan	1.9
Singapore	1.5
Denmark	1.2
Sweden	1.1
Belgium	0.9
Mexico	0.3
Austria	0.3
TOTAL	94.8%

See Notes to Schedule of Investments.

18

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	81.0%
Finland	1.6%
Wartsila OYJ Abp		587	$36,991
France	6.5%
Safran S.A.		668	68,690
Sanofi		897	77,235
			145,925
Germany	3.1%
CECONOMY A.G.		4,556	68,914
Hong Kong	2.9%
China Mobile Ltd.		6,554	66,341
Italy	3.0%
Enel S.p.A.		10,841	66,635
Japan	18.2%
Ain Holdings, Inc.		1,505	89,876
Inpex Corp.		5,006	62,644
Kao Corp.		491	33,210
Mitsubishi Electric Corp.		2,042	33,929
Nippon Telegraph & Telephone Corp.		1,200	56,467
Qol Co. Ltd.		4,000	75,043
Sugi Holdings Co. Ltd.		1,107	56,456
			407,625
Netherlands	9.1%
Akzo Nobel N.V.		749	65,515
Royal Dutch Shell PLC - Class B		2,143	72,277
Wolters Kluwer N.V.		1,282	66,758
			204,550
Portugal	2.9%
Galp Energia SGPS S.A.		3,493	64,170
Switzerland	4.8%
Ferguson PLC		786	56,240
Roche Holding A.G. (Genusschein)		200	50,589
			106,829
United Kingdom	28.9%
Capita PLC		14,484	78,307
Compass Group PLC		2,918	63,096
Dixons Carphone PLC		15,192	40,806
Experian PLC		1,566	34,416
National Grid PLC		9,105	106,956
Rio Tinto PLC		1,250	65,972
RSA Insurance Group PLC		7,153	60,952
Smith & Nephew PLC		1,731	29,952
SSE PLC		3,990	71,081

See Notes to Schedule of Investments.

19

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Travis Perkins PLC		1,620	$34,253
Ultra Electronics Holdings PLC		3,407	62,063
			647,854
TOTAL COMMON STOCKS (Cost $1,709,312)			1,815,834
PREFERRED STOCKS	2.7%
Guernsey	2.7%
Doric Nimrod Air Two Ltd., 8.65%(a)		21,954	61,359
TOTAL PREFERRED STOCKS (Cost $62,363)			61,359
TOTAL INVESTMENTS (Cost $1,771,675)	83.7%		1,877,193
NET OTHER ASSETS (LIABILITIES)	16.3%		365,850
NET ASSETS	100.0%		$2,243,043

(a)    Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

At December 31, 2017 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	7.7%
Consumer Staples	11.3
Energy	8.9
Financials	2.7
Health Care	7.0
Industrials	23.8
Materials	5.9
Telecommunication Services	5.5
Utilities	10.9
Total	83.7%

See Notes to Schedule of Investments.

20

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	88.1%
Australia	6.3%
BHP Billiton Ltd.		6,555,895	$150,905,291
Newcrest Mining Ltd.		7,856,597	139,594,228
South32 Ltd.		54,604,993	148,464,063
			438,963,582
Canada	2.3%
First Quantum Minerals Ltd.		11,607,686	162,618,417
China	3.2%
Alibaba Group Holding Ltd. - ADR(a)		803,565	138,558,713
Momo, Inc. - ADR(a)		3,437,940	84,160,771
			222,719,484
Denmark	2.1%
Orsted A/S(b)		2,653,224	144,549,538
France	4.1%
L’Oreal S.A.		649,433	143,868,831
TOTAL S.A.		2,513,602	138,688,817
			282,557,648
Germany	10.4%
Deutsche Boerse A.G.		1,296,572	150,291,303
Henkel A.G. & Co. KGaA		1,142,887	137,203,760
Infineon Technologies A.G.		5,588,080	152,623,304
SAP S.E.		1,253,792	140,587,583
Siemens A.G. - REG		1,026,078	142,367,405
			723,073,355
Hong Kong	2.3%
Hong Kong Exchanges & Clearing Ltd.		5,158,570	157,563,890
Ireland	2.2%
Accenture PLC - Class A		1,015,153	155,409,773
Israel	2.0%
Check Point Software Technologies Ltd.(a)		1,304,987	135,222,753
Japan	33.4%
CyberAgent, Inc.		3,981,958	155,528,639
Japan Exchange Group, Inc.		8,117,767	140,632,030
Kao Corp.		2,267,686	153,381,262
KDDI Corp.		5,492,434	136,746,992
Mitsubishi Corp.		5,331,542	147,346,367
Mitsubishi UFJ Financial Group, Inc.		19,331,201	141,840,713
Mitsui & Co. Ltd.		8,980,764	145,854,901
Nippon Telegraph & Telephone Corp.		2,912,259	137,037,998
NTT DOCOMO, Inc.		5,815,444	137,371,209
ORIX Corp.		8,504,672	143,799,479
PeptiDream, Inc.(a)		4,196,948	143,561,908
Recruit Holdings Co. Ltd.		6,692,148	166,205,813
Renesas Electronics Corp.(a)		12,256,377	141,869,879

See Notes to Schedule of Investments.

21

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
SBI Holdings, Inc.		6,055,186	$126,399,010
Sekisui House Ltd.		8,086,967	145,930,625
Taiheiyo Cement Corp.		3,580,576	154,628,596
			2,318,135,421
Netherlands	4.6%
Koninklijke DSM N.V.		1,744,143	166,260,541
Royal Dutch Shell PLC - Class B		4,558,497	153,744,023
			320,004,564
Norway	2.3%
Norsk Hydro ASA		20,922,549	158,184,246
Spain	2.2%
Amadeus IT Group S.A.		2,085,299	150,092,981
Sweden	2.2%
Boliden A.B.		4,435,346	151,084,597
Switzerland	2.0%
Adecco Group A.G. - REG		1,790,716	136,863,785
United Kingdom	6.5%
BP PLC		20,641,858	145,576,833
IHS Markit Ltd.(a)		3,352,792	151,378,559
Rio Tinto PLC		2,905,020	153,318,592
			450,273,984
TOTAL COMMON STOCKS (Cost $4,884,976,287)			6,107,318,018
PREFERRED STOCKS	1.9%
Brazil	1.9%
Telefonica Brasil S.A., 2.39%(c)		9,212,002	136,095,917
TOTAL PREFERRED STOCKS (Cost $136,682,618)			136,095,917
TOTAL INVESTMENTS (Cost $5,021,658,905)	90.0%		6,243,413,935
NET OTHER ASSETS (LIABILITIES)	10.0%		690,836,034
NET ASSETS	100.0%		$6,934,249,969

(a)    Non-income producing security.

(b)    Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)    Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Schedule of Investments.

22

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

At December 31, 2017 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	4.3%
Consumer Staples	6.3
Energy	6.3
Financials	12.4
Health Care	2.1
Industrials	12.8
Information Technology	15.8
Materials	20.0
Telecommunication Services	7.9
Utilities	2.1
Total	90.0%

See Notes to Schedule of Investments.

23

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.9%
Australia	1.5%
GWA Group Ltd.		1,670,420	$3,706,031
Canada	5.0%
Heroux-Devtek, Inc.(a)		366,320	4,438,388
Laurentian Bank of Canada		93,889	4,222,391
ShawCor Ltd.		184,008	4,013,921
			12,674,700
China	4.1%
Dalian Refrigeration Co. Ltd. - Class B		5,396,942	2,638,528
Greatview Aseptic Packaging Co. Ltd.		5,737,000	4,180,020
Yestar Healthcare Holdings Co.		8,525,000	3,622,528
			10,441,076
Denmark	2.6%
Brodrene Hartmann A/S		58,920	3,038,440
Royal Unibrew A/S		61,271	3,664,477
			6,702,917
Finland	2.4%
Teleste OYJ		323,562	2,593,017
Vaisala OYJ - Class A		66,271	3,528,376
			6,121,393
France	3.1%
Coface S.A.		370,764	3,965,318
Lectra		131,832	3,969,401
			7,934,719
Germany	3.7%
Gerresheimer A.G.		42,255	3,492,870
KWS Saat S.E.		8,063	3,219,931
SAF-Holland S.A.		125,986	2,703,315
			9,416,116
Hong Kong	8.6%
Mandarin Oriental International Ltd.		1,402,550	2,832,837
Pico Far East Holdings Ltd.		7,960,000	3,168,528
Sitoy Group Holdings Ltd.		12,489,000	2,523,973
SmarTone Telecommunications Holdings Ltd.		2,584,000	3,113,394
Vinda International Holdings Ltd.		1,809,000	3,634,025
Vitasoy International Holdings Ltd.		1,509,000	3,862,701
Wasion Group Holdings Ltd.		5,471,000	2,674,429
			21,809,887
Ireland	2.8%
Grafton Group PLC		321,990	3,483,711
Irish Continental Group PLC		539,254	3,692,050
			7,175,761
Italy	1.6%
Banca IFIS S.p.A.		84,029	4,109,715

See Notes to Schedule of Investments.

24

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Japan	19.5%
Ariake Japan Co. Ltd.		44,800	$3,821,930
CKD Corp.		183,800	4,130,955
Daiseki Co. Ltd.		143,000	3,980,013
EPS Holdings, Inc.		193,800	4,376,470
Fujitec Co. Ltd.		230,200	3,321,573
GMO internet, Inc.		206,600	3,498,212
Kintetsu World Express, Inc.		184,400	3,810,947
Lintec Corp.		99,200	2,769,945
Mani, Inc.		117,300	3,568,110
Optex Group Co. Ltd.		96,500	5,069,154
SHO-BOND Holdings Co. Ltd.		63,000	4,480,024
Taiyo Yuden Co. Ltd.		215,200	3,355,251
Transcosmos, Inc.		135,600	3,459,340
			49,641,924
Mexico	1.6%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		3,780,535	3,945,408
Netherlands	3.5%
Corbion N.V.		95,384	3,088,192
KAS Bank N.V. - CVA		229,710	2,747,736
Sligro Food Group N.V.		64,610	3,089,051
			8,924,979
Norway	1.4%
Borregaard ASA		348,323	3,457,584
South Korea	4.8%
Choong Ang Vaccine Laboratory		186,000	2,977,922
ISC Co. Ltd.		144,987	2,645,116
SK Bioland Co. Ltd.		180,997	3,395,860
SK Materials Co. Ltd.		19,091	3,208,553
			12,227,451
Sweden	7.9%
Ahlstrom-Munksjo OYJ(a)		155,782	3,396,087
Avanza Bank Holding AB		82,444	3,457,667
BioGaia AB - Class B		89,681	3,560,373
Cloetta AB - Class B		945,410	3,422,192
IAR Systems Group AB		163,370	3,765,460
Kabe Husvagnar AB - Class B		115,997	2,502,747
			20,104,526
Switzerland	5.7%
Burckhardt Compression Holding A.G.		9,982	3,237,196
Gurit Holding A.G. - Bearer(a)		3,204	3,457,918
LEM Holding S.A. - REG		2,743	4,649,882
Valiant Holding A.G. - REG		28,641	3,095,354
			14,440,350

See Notes to Schedule of Investments.

25

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	4.1%
Merida Industry Co. Ltd.		639,000	$2,678,114
Paiho Shih Holdings Corp.		2,112,960	4,339,196
Sinmag Equipment Corp.		603,853	3,449,468
			10,466,778
Thailand	2.8%
Sahamitr Pressure Container PCL - REG		8,203,100	3,599,397
Vanachai Group PCL		750,200	253,307
Vanachai Group PCL - REG		9,873,500	3,332,571
			7,185,275
United Kingdom	11.2%
A.G. Barr PLC		318,527	2,866,666
Bloomsbury Publishing PLC		1,361,674	3,473,409
Dart Group PLC		423,745	3,890,999
Genus PLC		127,952	4,370,394
Gooch & Housego PLC		176,272	3,509,958
Porvair PLC		611,441	3,835,020
Stallergenes Greer PLC(a)		67,643	3,125,340
SThree PLC		679,583	3,362,426
			28,434,212
TOTAL COMMON STOCKS (Cost $204,853,645)			248,920,802
PREFERRED STOCKS	1.0%
Germany	1.0%
Draegerwerk A.G. & Co. KGaA, 0.26%(b)		28,172	2,442,869
TOTAL PREFERRED STOCKS (Cost $2,726,783)			2,442,869
TOTAL INVESTMENTS (Cost $207,580,428)	98.9%		251,363,671
NET OTHER ASSETS (LIABILITIES)	1.1%		2,917,017
NET ASSETS	100.0%		$254,280,688

(a)    Non-income producing security.

(b)    Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

Abbreviations:

REG – Registered

See Notes to Schedule of Investments.

26

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

At December 31, 2017 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	9.5%
Consumer Staples	12.2
Energy	1.6
Financials	8.5
Health Care	14.0
Industrials	23.2
Information Technology	16.8
Materials	11.9
Telecommunication Services	1.2
Total	98.9%

See Notes to Schedule of Investments.

27

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.7%
Ireland	3.3%
Allegion PLC		1,762	$140,185
Jazz Pharmaceuticals PLC(a)		679	91,427
			231,612
Netherlands	1.4%
Wright Medical Group N.V.(a)		4,342	96,392
United States	93.0%
Alaska Air Group, Inc.		1,889	138,860
B&G Foods, Inc.		1,951	68,578
Bank of the Ozarks, Inc.		4,031	195,302
Benefitfocus, Inc.(a)		4,061	109,647
BioMarin Pharmaceutical, Inc.(a)		1,094	97,552
Burlington Stores, Inc.(a)		716	88,089
Centene Corp.(a)		1,736	175,128
Cogent Communications Holdings, Inc.		1,898	85,979
CONMED Corp.		2,543	129,617
CoStar Group, Inc.(a)		277	82,255
First American Financial Corp.		3,872	216,987
First Republic Bank		2,159	187,056
Fluor Corp.		2,039	105,314
FMC Corp.		1,683	159,313
Great Western Bancorp, Inc.		2,546	101,331
Hasbro, Inc.		1,343	122,065
HD Supply Holdings, Inc.(a)		3,979	159,279
Helmerich & Payne, Inc.		1,797	116,158
Heska Corp.(a)		1,286	103,150
HubSpot, Inc.(a)		999	88,312
INC Research Holdings, Inc. - Class A(a)		2,418	105,425
Jones Lang LaSalle, Inc.		1,096	163,227
KBR, Inc.		5,327	105,634
L Brands, Inc.		1,763	106,168
Leidos Holdings, Inc.		2,115	136,566
Lennar Corp. - Class A		1,606	101,563
Lions Gate Entertainment Corp. - Class A(a)		3,647	123,305
Martin Marietta Materials, Inc.		665	146,992
Masco Corp.		3,999	175,716
MGM Growth Properties LLC - Class A		4,371	127,415
Microsemi Corp.(a)		3,536	182,634
Mosaic (The) Co.		4,270	109,568
MuleSoft, Inc. - Class A(a)		2,950	68,617
Newfield Exploration Co.(a)		2,231	70,343
Old Dominion Freight Line, Inc.		1,110	146,021
Pacira Pharmaceuticals, Inc.(a)		2,030	92,670
Pinnacle Foods, Inc.		2,057	122,330

See Notes to Schedule of Investments.

28

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Post Holdings, Inc.(a)		1,332	$105,534
Range Resources Corp.		3,934	67,114
Rapid7, Inc.(a)		7,157	133,550
Raymond James Financial, Inc.		2,200	196,460
Sabre Corp.		4,215	86,408
SEI Investments Co.		2,006	144,151
Service Corp. International		4,373	163,200
ServiceMaster Global Holdings, Inc.(a)		1,851	94,901
SVB Financial Group(a)		690	161,301
Tableau Software, Inc. - Class A(a)		1,728	119,578
Tapestry, Inc.		3,857	170,595
Terex Corp.		3,348	161,441
Woodward, Inc.		1,800	137,772
Zayo Group Holdings, Inc.(a)		3,869	142,379
			6,498,550
TOTAL COMMON STOCKS (Cost $5,816,124)			6,826,554
TOTAL INVESTMENTS (Cost $5,816,124)	97.7%		6,826,554
NET OTHER ASSETS (LIABILITIES)	2.3%		160,576
NET ASSETS	100.0%		$6,987,130

(a)    Non-income producing security.

At December 31, 2017 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	13.9%
Consumer Staples	4.2
Energy	3.6
Financials	17.2
Health Care	12.8
Industrials	18.2
Information Technology	14.4
Materials	5.9
Real Estate	4.2
Telecommunication Services	3.3
Total	97.7%

See Notes to Schedule of Investments.

29

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware statutory trust. As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM Global Income Builder Fund, JOHCM International Opportunities Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (rule 12b-1) fees incurred. As of December 31, 2017, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund (“Asia Ex-Japan Fund”)	Class I Shares: June 26, 2014 Class II Shares: June 26, 2014 Institutional Shares: March 28, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund (“Emerging Markets Fund”)	Class I Shares: November 21, 2012 Class II Shares: December18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Emerging Markets Small Mid Cap Equity Fund (“Emerging Markets Small Mid Cap Fund”)	Class I Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Equity Fund (“Global Equity Fund”)	Class I Shares: March 22, 2013 Institutional Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM Global Income Builder Fund (“Global Income Builder Fund”)	Class I Shares: November 29, 2017 Institutional Shares: November 29, 2017	to seek a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms
JOHCM International Opportunities Fund (“International Opportunities Fund”)	Institutional Shares: September 29, 2016	to achieve long-term total return by investing in a concentrated portfolio of international equity securities
JOHCM International Select Fund (“International Select Fund”)	Class I Shares: July 29, 2009 Class II Shares: March 31, 2010	to seek long-term capital appreciation
JOHCM International Small Cap Equity Fund (“International Small Cap Fund”)	Class I Shares: January 2, 2014 Class II Shares: November 18, 2013 Institutional Shares: October 1, 2013	to seek long-term capital appreciation
JOHCM US Small Mid Cap Equity Fund (“US Small Mid Cap Fund”)	Class I: October 31, 2014 Institutional Shares: October 31, 2014	to seek long-term capital appreciation

30

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust, and therefore, activity shown in the Financial Highlights prior to the Reorganization represents operations and changes in net assets of the respective Scotia Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 —quoted prices in active markets for identical assets

●	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

31

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2017 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Price	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asia Ex-Japan Fund
Common Stocks:
China	$25,510,836	$82,197,388	$—	$107,708,224
India	7,590,879	38,138,609	—	45,729,488
All Other Common Stocks(1)	—	207,756,821	—	207,756,821
Total Investments	$33,101,715	$328,092,818	$—	$361,194,533
Emerging Markets Fund
Common Stocks:
Brazil	$6,641,317	$1,221,325	$—	$7,862,642
China	10,395,705	42,499,004	—	52,894,709
Hong Kong	10,306,016	21,871,121	—	32,177,137
India	18,664,016	47,760,606	—	66,424,622
Mexico	12,994,449	—	—	12,994,449
Russia	800,468	19,988,391	—	20,788,859
Taiwan	1,683,024	56,741,716	—	58,424,740
All Other Common Stocks(1)	—	118,229,720	—	118,229,720
Equity-Linked Securities(1)	—	3,953,905	—	3,953,905
Preferred Stocks(1)	—	5,565,116	—	5,565,116
Total Investments	$61,484,995	$317,830,904	$—	$379,315,899
Emerging Markets Small Mid Cap Fund
Common Stocks:

32

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Fund	Level 1 - Quoted Price	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Argentina	$24,999	$—	$—	$24,999
Bermuda	65,072	—	—	65,072
Brazil	42,827	338,399	—	381,226
Canada	90,514	—	—	90,514
Chile	103,033	—	—	103,033
China	130,276	800,627	—	930,903
Egypt	35,895	—	—	35,895
India	51,728	443,420	—	495,148
Mexico	57,213	—	—	57,213
Taiwan	27,999	1,351,146	—	1,379,145
United States	76,484	229,041	—	305,525
All Other Common Stocks(1)	—	3,629,630	—	3,629,630
Equity-Linked Securities(1)	1,935	600,859	—	602,794
Preferred Stocks(1)	—	77,710	—	77,710
Total Investments	$707,975	$7,470,832	$—	$8,178,807
Global Equity Fund
Common Stocks:
Canada	$12,956,617	$—	$—	$12,956,617
China	16,835,964	—	—	16,835,964
Ireland	12,179,381	—	—	12,179,381
United Kingdom	11,861,357	12,233,631	—	24,094,988
United States	223,229,023	—	—	223,229,023
All Other Common Stocks(1)	—	209,451,184	—	209,451,184
Total Investments	$277,062,342	$221,684,815	$—	$498,747,157
Global Income Builder Fund
Common Stocks:
Advertising	$412,946	$—	$—	$412,946
Agriculture	157,313	—	—	157,313
Banks	222,945	445,431	—	668,376
Chemicals	150,040	—	—	150,040
Commercial Services	222,083	328,466	—	550,549
Cosmetics/Personal Care	264,075	—	—	264,075
Energy-Alternate Sources	152,179	—	—	152,179
Machinery-Diversified	198,222	—	—	198,222
Mining	344,294	90,009	—	434,303
Miscellaneous Manufacturing	93,206	—	—	93,206
Oil & Gas	461,768	766,416	—	1,228,184
Real Estate Investment Trusts	746,669	236,096	—	982,765
Software	613,457	—	—	613,457
All Other Common Stocks(1)	—	6,963,513	—	6,963,513
Corporate Bonds (1)	—	6,120,686	—	6,120,686
Foreign Issuer Bonds (1)	—	3,405,375	—	3,405,375
U.S. Treasury Obligations(1)	—	3,054,896	—	3,054,896
Investment Companies(1)	552,221	—	—	552,221
Short-Term Investments(1)	2,466,495	—	—	2,466,495
Total Investments	$7,057,913	$21,410,888	$—	$28,468,801

33

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Fund	Level 1 - Quoted Price	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Opportunities Fund
Common Stocks(1)	$—	$1,815,834	$—	$1,815,834
Preferred Stocks(1)	—	61,359	—	61,359
Total Investments	$—	$1,877,193	$—	$1,877,193
International Select Fund
Common Stocks:
Canada	$162,618,417	$—	$—	$162,618,417
China	222,719,484	—	—	222,719,484
Ireland	155,409,773	—	—	155,409,773
Israel	135,222,753	—	—	135,222,753
United Kingdom	151,378,559	298,895,425	—	450,273,984
All Other Common Stocks(1)	—	4,981,073,607	—	4,981,073,607
Preferred Stocks(1)	—	136,095,917	—	136,095,917
Total Investments	$827,348,986	$5,416,064,949	$—	$6,243,413,935
International Small Cap Fund
Common Stocks:
Canada	$12,674,700	$—	$—	$12,674,700
Mexico	3,945,408	—	—	3,945,408
All Other Common Stocks(1)	—	232,300,694	—	232,300,694
Preferred Stocks(1)	—	2,442,869	—	2,442,869
Total Investments	$16,620,108	$234,743,563	$—	$251,363,671
US Small Mid Cap Fund
Common Stocks(1)	$6,826,554	$—	$—	$6,826,554
Total Investments	$6,826,554	$—	$—	$6,826,554

(1)    See additional categories in the Schedule of Investments.

34

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the quarter ended December 31, 2017 for the Global Income Builder Fund and US Small Mid Cap Fund. The Asia Ex-Japan Fund, Emerging Markets Fund, Emerging Markets Small Mid Cap Fund, Global Equity Fund, International Opportunities Fund, International Select Fund, and International Small Cap Fund had transfers as follows:

Fund	Transfers from Level 1 to Level 2	Reason
Asia Ex-Japan Fund
Common Stocks	$320,114,941	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
Emerging Markets Fund
Common Stocks	$293,613,156	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
Preferred Stocks	5,565,116	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
Emerging Markets Small Mid Cap Fund
Common Stocks	$5,533,202	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
Preferred Stocks	$77,710	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
Global Equity Fund
Common Stocks	$209,553,304	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
International Opportunities Fund
Common Stocks	$1,698,106	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
Preferred Stocks	61,359	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
International Select Fund
Common Stocks	$5,153,570,022	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
Preferred Stocks	136,095,917	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
International Small Cap Fund
Common Stocks	$218,720,054	Fair value adjustments were applied to the last traded price of certain foreign equity securities.
Preferred Stocks	2,442,869	Fair value adjustments were applied to the last traded price of certain foreign equity securities.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

35

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

At December 31, 2017, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair value	% of Net Assets
Emerging Markets Fund	Merrill Lynch Intl & Co.	$3,953,905	1.0%
Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	535,737	6.5%
Emerging Markets Small Mid Cap Fund	Deutsche Bank A.G. London	65,122	0.8%
Emerging Markets Small Mid Cap Fund	Old Republic Intl & Co.	1,935	0.0%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of December 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia Ex-Japan Fund	$289,182,287	$80,632,588	$(8,620,342)	$72,012,246
Emerging Markets Fund	317,462,149	69,572,433	(7,718,683)	61,853,750
Emerging Markets Small Mid Cap Fund	6,563,882	1,771,557	(156,632)	1,614,925
Global Equity Fund	373,179,608	129,209,964	(3,642,415)	125,567,549
Global Income Builder Fund	28,418,465	226,549	(176,213)	50,336
International Opportunities Fund	1,784,693	185,050	(92,550)	92,500
International Select Fund	5,035,067,163	1,258,680,277	(50,333,505)	1,208,346,772
International Small Cap Fund	207,820,159	47,908,598	(4,365,086)	43,543,512
US Small Mid Cap Fund	5,814,705	1,238,926	(227,077)	1,011,849

36

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	103.8%
PRIVATE(a)	52.4%
Home Equity	52.4%
Bella Vista Mortgage Trust Series 2004-1
(Floating, ICE LIBOR USD 1M + 0.70%)(1)
2.20%, 11/20/34		$568,161	$538,324
Chase Funding Trust Series 2003-3
(Floating, ICE LIBOR USD 1M + 0.54%)(1)
2.09%, 04/25/33		280,355	258,120
Countrywide Alternative Loan Trust Series 2004-12CB
5.50%, 07/25/34		4,928,018	5,030,708
Countrywide Home Equity Loan Trust Series 2006-S2
5.84%, 07/25/27		470,285	536,499
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4
(Floating, ICE LIBOR USD 1M + 0.18%)(1)
1.51%, 04/25/37		5,600,000	2,503,469
Home Equity Mortgage Trust Series 2005-3
(Floating, ICE LIBOR USD 1M + 1.08%)(1)
2.63%, 11/25/35		810,363	792,850
JP Morgan Mortgage Acquisition Corp. Series 2006-WMC1
(Floating, ICE LIBOR USD 1M + 0.34%)(1)
1.67%, 03/25/36		4,587,645	847,595
Lehman Mortgage Trust Series 2008-4
(Floating, LIBOR USD 1M + 0.38%)(1)
1.93%, 01/25/37		703,972	379,841
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1
(Floating, ICE LIBOR USD 1M + 0.26%)(1)
1.59%, 07/25/37		4,572,278	2,847,139
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3
(Floating, ICE LIBOR USD 1M + 1.08%)(1)
2.63%, 03/25/33		50,618	49,521
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1
5.82%, 03/25/47		1,005,046	1,009,404
Saxon Asset Securities Trust Series 2003-1
4.03%, 06/25/33		213,490	216,365
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2
(Floating, ICE LIBOR USD 1M + 0.35%)(1)
1.90%, 01/25/45		290,129	284,004
			15,293,839
U.S. GOVERNMENT AGENCIES	51.4%
Fannie Mae Pool TBA
3.00%, 01/18/48		15,000,000	15,000,000
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $28,937,453)			30,293,839

See notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(a)	47.7%
Northern Institutional Treasury Portfolio 1.17%		13,924,257	$13,924,257
TOTAL SHORT-TERM INVESTMENTS (Cost $13,924,257)			13,924,257
TOTAL INVESTMENTS (Cost $42,861,710)	151.5%		44,218,096
NET OTHER ASSETS (LIABILITIES)	(51.5%)		(15,040,088)
NET ASSETS	100.0%		$29,178,008

(a)    All or a portion of this security is designated as collateral for the TBA security at December 31, 2017.

(1)    Floating rate security. The rate presented is the rate in effect at December 31, 2017, and the related index and spread are shown parenthetically for each security.

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017, the Trust was converted to a Delaware Statutory Trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund were made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015 the Fund became publicly available for investment.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees.To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

3

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2017 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities(1)	$—	$30,293,839	$—	$30,293,839
Short-Term Investments	13,924,257	—	—	13,924,257
Total Investments	$13,924,257	$30,293,839	$—	$44,218,096

(1)   See additional categories in the Schedule of Investments.

As of December 31, 2017, there were no Level 3 securities held by the Fund.The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2017.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

4

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of December 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$42,861,710	$1,618,606	$(262,220)	$1,356,386

5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President and Principal Executive Officer

Date:	February 26, 2018

By:	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	February 26, 2018